STATUTORY RESERVES (Details) - CNY (¥)	9 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
STATUTORY RESERVES
Required percentage of after tax profit transferred to general reserve fund	10.00%
Percentage of registered capital limit for transfer of after tax profit to general reserve fund	50.00%
Appropriation of after tax profit to general reserve fund	¥ 62,309,344	¥ 55,164,065